Document And Entity Information	12 Months Ended
	Jun. 30, 2013	Oct. 02, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	ONTARIO SOLAR ENERGY CORPORATION
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		11,541,666
Amendment Flag	false
Entity Central Index Key	0001485541
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 17,168	$ 198,087
Accounts receivable	950	0
Tax receivable	995	1,864
Note receivable	147,330	0
Total current assets	166,443	199,951
Total assets	166,443	199,951
Current liabilities
Accounts payable and accrued liabilities	10,670	5,216
Loans payable - related party	91,768	61,654
Total current liabilities	102,438	66,870
Stockholders' equity
Common stock, unlimited number of shares authorized without par value, 11,541,666 issued and outstanding	414,049	414,049
Accumulated deficit during the development period	(350,044)	(280,968)
	64,005	133,081
Total liabilities and stockholders' equity	$ 166,443	$ 199,951

Balance Sheets (Parentheticals)	Jun. 30, 2013	Jun. 30, 2012
Common stock, shares issued (in Shares)	11,541,666	11,541,666
Common stock, shares outstanding (in Shares)	11,541,666	11,541,666

Statements of Operations (USD $)	12 Months Ended		46 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Revenue	$ 0	$ 0	$ 164,975
Operating expenses
Legal fees	0	0	25,235
Audit and accounting fees	11,684	3,438	93,196
Interest income	(10,042)	0	(10,083)
Bad-debt	0	150,000	150,000
FX Exchange (gain) loss	5,547	0	5,547
General and administrative expenses	61,887	71,773	251,124
Total operating expenses	69,076	225,211	515,019
Net income (loss) for the periods	$ (69,076)	$ (225,211)	$ (350,044)
Income (loss) per common stock - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.02)
Weighted average common share outstanding - Basic and diluted (in Shares)	11,541,666	11,541,666

Statements of Cash Flows	12 Months Ended		46 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)
Cash Flows From Operating Activities
Net (loss) for the period	$ (69,076)	$ (225,211)	$ (350,044)
Adjustments to reconcile net (loss) to net cash
Shares issued for services	0	0	100,000
Bad Debt Expense	0	150,000	150,000
Changes in operating assets and liabilities
decrease in accounts receivable	(950)	0	(150,950)
decrease in accounts payable and accrued liabilities	5,454	(6,125)	10,670
decrease in tax receivable	869	(1,507)	(995)
Net cash used in operating activities	(63,703)	(82,843)	(241,319)
Cash Flows From Investing Activities
Issuance of Note Receivable	(147,330)	0	(147,330)
Net cash used in investing activities	(147,330)	0	(147,330)
Cash Flows From Financing Activities
Increase in payable to related party	30,114	2,430	91,768
Proceeds from issuance of common stock	0	0	314,049
Net cash provided by financing activities	30,114	2,430	405,817
Net increase (decrease) in cash and cash equivalents	(180,919)	(80,413)	17,168
Cash and cash equivalents, beginning of the period	198,087	278,500	0
Cash and cash equivalents, end of the period	$ 17,168	$ 198,087	$ 17,168

Statements of Stockholders' Equity (USD $)	Stock Issued For Services [Member] Common Stock [Member]	Stock Issued For Services [Member]	Stock Issued for Cash 1 [Member] Common Stock [Member]	Stock Issued for Cash 1 [Member]	Stock Issued for Cash 2 [Member] Common Stock [Member]	Stock Issued for Cash 2 [Member]	Common Stock [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balance at Jun. 30, 2009							$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 30, 2009							0
Shares Issued for services, $0.01 per share	100,000	100,000
Shares Issued for services, $0.01 per share (in Shares)	10,000,000	10,000,000
Shares issued for cash			295,000	295,000	19,049	19,049
Shares issued for cash (in Shares)			1,475,000	1,475,000	66,666	66,666
Net Income (Loss)								(123,185)	(123,185)
Balance at Jun. 30, 2010							414,049	(123,185)	290,864
Balance (in Shares) at Jun. 30, 2010							11,541,666
Net Income (Loss)								67,428	67,428
Balance at Jun. 30, 2011							414,049	(55,757)	358,292
Balance (in Shares) at Jun. 30, 2011							11,541,666
Net Income (Loss)								(225,211)	(225,211)
Balance at Jun. 30, 2012							414,049	(280,968)	133,081
Balance (in Shares) at Jun. 30, 2012							11,541,666		11,541,666
Net Income (Loss)								(69,076)	(69,076)
Balance at Jun. 30, 2013							$ 414,049	$ (350,044)	$ 64,005
Balance (in Shares) at Jun. 30, 2013							11,541,666		11,541,666

Statements of Stockholders' Equity (Parentheticals)(Common Stock [Member] USD ($))	12 Months Ended
	Jun. 30, 2010 Stock Issued For Services [Member]	Jun. 30, 2010 Stock Issued for Cash 1 [Member]	Jun. 30, 2010 Stock Issued for Cash 2 [Member]
Shares issued, per share (in Dollars per share)	$ 0.01	$ 0.2	$ 0.29

1. ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.  ORGANIZATION AND BUSINESS OPERATIONS

Ontario Solar Energy Corporation (“the Company”) was incorporated under the laws of the Province of Ontario, Canada on September 3, 2009. The Company is in the development stage as defined under the Financial Accounting Standards Board (“FASB”) codification 915 “Development Stage Entities” and it intends to commence business operations by providing consulting services to solar energy developers in Ontario, Canada.  The Company has not generated any revenue in 2013 and only generated $164,975 in revenue since inception. Consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)      Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and are presented in US dollars. The financial statements reflect all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

b)      Going Concern

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company incurred a loss of $69,076 for the year ended June 30, 2013 and incurred net loss for the year ended June 30, 2012 of $225,211. Due to adverse policy development in solar energy fit-in-tariff program by Ontario Government, specifically, Ontario government reduced solar energy fit-in-tariff rate by 20% and the price will be set when a contract is offered by the Ontario Government as opposed to when an application was submitted to the province. These principle changes significantly increased risks of solar energy developments, and resulted substantial decrease in participations of solar energy developments in Ontario. Many active participants withdraw from solar energy developments or stopped any further activities. The Company had to write-off a $150,000 receivable in 2012, resulting in an accumulated deficit of $350,044 from inception on September 3, 2009 to June 30, 2013, further losses are anticipated in the development of its business raising substantial doubt about the Company's ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and with loans from a director and/or private placements of common stock. However, there is no certainty that financing will be successful or will be on terms favourable to the Company.

c)     Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year.  Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and allowance for doubtful accounts.  While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

d)     Revenue Recognition

The Company recognizes revenue in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”) as modified by Securities and Exchange Commission Staff Accounting Bulletin No. 104 (codified within ASC Topic 605).  Under SAB 101, revenue is recognized at the point of passage to the customer of title and risk of loss, there is persuasive evidence of an arrangement, the sales price is fixed or determinable, and collection of the resulting receivable is reasonably assured. For consulting services, revenue is recognized as services are provided.

e)     Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”).  Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.  Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

f)      Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”).  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

 g)    Fair Value of Financial Instruments

Fair value is defined under ASC Topic 820, “Fair Value Measurement and Disclosures”, as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date.  Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.  The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.  The levels are as follows:

•	Level 1-Quoted prices in active markets for identical assets or liabilities;

•
Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities; and

•	Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company’s financial instruments consist of cash and cash equivalents.  Cash and cash equivalents was determined to be a Level 1 fair value measurement.  The carrying amounts of cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities and loans payable due to related party approximate their respective fair values because of the short maturities of these instruments.

h)     Foreign Currency Transactions

The Company's functional is the Canadian dollars and reporting currency is the United States dollar. Foreign currency transactions are remeasured into the Company’s reporting currency with amounts resulting from changes in exchange rates being reported in income.

i)      Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC  830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.  Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners.  Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.  ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.  Comprehensive income (loss) is displayed in the statements of stockholders’ equity and in the balance sheets as a component of stockholders’ equity.

j)      Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC Topic 260, “Earnings per Share” (“ASC 260”). ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations.  Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period.  Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

k)     Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

l)      Accounts Receivable

Trade and other accounts receivable are carried at face value less any provisions for uncollectible accounts considered necessary.  Bad debt expense is recognized based on management’s estimate of likely losses per year, and an estimate of current year uncollectible amounts.

3. RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jun. 30, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.  RECENT ACCOUNTING PRONOUNCEMENTS

The Company’s management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position, or cash flow.

4. INCOME TAXES	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
4.  INCOME TAXES

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, “Accounting for Income Taxes” (“ASC 740”) as of its inception.  Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward.  Potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in the future years.

As of June 30, 2013, the Company had net operating loss carry forwards of approximately $240,000 (June 30, 2012 – $280,968) that may be available to reduce future years' taxable income through 2033.  Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

5. COMMON STOCK	12 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5.  COMMON STOCK

During the month of October 2009, the Company issued 10,000,000 common shares at a price of $0.01 for services valued at $100,000.

On December 31, 2009, the Company issued 1,475,000 shares of common stock at a price of $0.20 per share for total cash proceeds of $295,000.

On December 31, 2009, the Company issued 66,666 shares of common stock at a price of $0.29 ($0.30 Canadian dollars) per share for total cash proceeds of $19,049.

During the years ended June 30, 2013, 2012 and 2011, the Company did not issue any common stock or grant any stock options.

6. RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
6.  RELATED PARTY TRANSACTIONS

During the period from inception to June 30, 2013, the President has taken initiative to organize, source, secure funding for the Company, provide consulting and management services to the Company and provide necessary office space for the Company.  The Company has booked related party transactions of consulting fees of $36,000 (June 30, 2012 – $36,000) and management fees of $24,000 (June 30, 2012 - $24,000).

As of June 30, 2013, the President had loaned the Company $91,768 (June 30, 2012 - $61,654).  The loan is non-interest bearing, due on demand and unsecured.

7. NOTE RECEIVABLE	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
7.  NOTE RECEIVABLE

During the current fiscal year, the Company loaned a third party $150,000 in Canadian funds.  The note was valued at US $147,330 upon issuance.  The note bears 8% interest and is due on demand.  As of June 30, 2013, the Company has an interest receivable of $950 and is included in accounts receivable in the balance sheet.

Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
a)      Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and are presented in US dollars. The financial statements reflect all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

Liquidity Disclosure [Policy Text Block]
b)      Going Concern

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company incurred a loss of $69,076 for the year ended June 30, 2013 and incurred net loss for the year ended June 30, 2012 of $225,211. Due to adverse policy development in solar energy fit-in-tariff program by Ontario Government, specifically, Ontario government reduced solar energy fit-in-tariff rate by 20% and the price will be set when a contract is offered by the Ontario Government as opposed to when an application was submitted to the province. These principle changes significantly increased risks of solar energy developments, and resulted substantial decrease in participations of solar energy developments in Ontario. Many active participants withdraw from solar energy developments or stopped any further activities. The Company had to write-off a $150,000 receivable in 2012, resulting in an accumulated deficit of $350,044 from inception on September 3, 2009 to June 30, 2013, further losses are anticipated in the development of its business raising substantial doubt about the Company's ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and with loans from a director and/or private placements of common stock. However, there is no certainty that financing will be successful or will be on terms favourable to the Company.

Use of Estimates, Policy [Policy Text Block]
c)     Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year.  Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and allowance for doubtful accounts.  While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

Revenue Recognition, Policy [Policy Text Block]
d)     Revenue Recognition

The Company recognizes revenue in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”) as modified by Securities and Exchange Commission Staff Accounting Bulletin No. 104 (codified within ASC Topic 605).  Under SAB 101, revenue is recognized at the point of passage to the customer of title and risk of loss, there is persuasive evidence of an arrangement, the sales price is fixed or determinable, and collection of the resulting receivable is reasonably assured. For consulting services, revenue is recognized as services are provided.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
e)     Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”).  Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.  Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

Income Tax, Policy [Policy Text Block]
f)      Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”).  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

Fair Value of Financial Instruments, Policy [Policy Text Block]
g)    Fair Value of Financial Instruments

Fair value is defined under ASC Topic 820, “Fair Value Measurement and Disclosures”, as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date.  Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.  The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.  The levels are as follows:

•	Level 1-Quoted prices in active markets for identical assets or liabilities;

•
Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities; and

•	Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company’s financial instruments consist of cash and cash equivalents.  Cash and cash equivalents was determined to be a Level 1 fair value measurement.  The carrying amounts of cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities and loans payable due to related party approximate their respective fair values because of the short maturities of these instruments.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
h)     Foreign Currency Transactions

The Company's functional is the Canadian dollars and reporting currency is the United States dollar. Foreign currency transactions are remeasured into the Company’s reporting currency with amounts resulting from changes in exchange rates being reported in income.

Comprehensive Income, Policy [Policy Text Block]
i)      Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC  830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.  Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners.  Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.  ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.  Comprehensive income (loss) is displayed in the statements of stockholders’ equity and in the balance sheets as a component of stockholders’ equity.

Earnings Per Share, Policy [Policy Text Block]
j)      Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC Topic 260, “Earnings per Share” (“ASC 260”). ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations.  Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period.  Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

Cash and Cash Equivalents, Policy [Policy Text Block]	k) Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Receivables, Policy [Policy Text Block]
l)      Accounts Receivable

Trade and other accounts receivable are carried at face value less any provisions for uncollectible accounts considered necessary.  Bad debt expense is recognized based on management’s estimate of likely losses per year, and an estimate of current year uncollectible amounts.

1. ORGANIZATION AND BUSINESS OPERATIONS (Details) (USD $)	12 Months Ended		46 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Disclosure Text Block [Abstract]
Revenues	$ 0	$ 0	$ 164,975

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended				46 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2013
Accounting Policies [Abstract]
Net Income (Loss) Attributable to Parent (in Dollars)	$ (69,076)	$ (225,211)	$ 67,428	$ (123,185)	$ (350,044)
Tariff Rate Reduction		20.00%
Allowance for Doubtful Accounts Receivable, Write-offs (in Dollars)		150,000
Development Stage Enterprise, Deficit Accumulated During Development Stage (in Dollars)	$ 350,044	$ 280,968			$ 350,044

4. INCOME TAXES (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 240,000	$ 280,968

5. COMMON STOCK (Details)	12 Months Ended
	Jun. 30, 2010 Stock Issued For Services [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 1 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] CAD
5. COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	10,000,000
Development Stage Entities, Equity Issuance, Per Share Amount (in Dollars per share and Dollars per share)	$ 0.01	$ 0.2	$ 0.29	0.3
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 100,000
Development Stage Entities, Stock Issued, Shares, Issued for Cash		1,475,000	66,666	66,666
Development Stage Entities, Stock Issued, Value, Issued for Cash (in Dollars)		$ 295,000	$ 19,049

6. RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
6. RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current	$ 91,768	$ 61,654
Consulting Fees [Member]
6. RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	36,000	36,000
Management Fees [Member]
6. RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 24,000	$ 24,000

7. NOTE RECEIVABLE (Details)	12 Months Ended			46 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Interest [Member] USD ($)
7. NOTE RECEIVABLE (Details) [Line Items]
Payments to Acquire Notes Receivable (in Dollars)	$ 147,330	150,000	$ 0	$ 147,330
Notes Receivable, Fair Value Disclosure	147,330			147,330
Note Receivable, Interest Rate	8.00%	8.00%
Accounts Receivable, Net, Current	$ 950		$ 0	$ 950	$ 950